Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Note 4. Revenue
For the year ended December 31, 2021, the Company recognized $6.0 million in sales of FCEVs, of which
$2.2
million was recognized in the European region an
d $3.8
million was recognized in China. See Note 17, Related Party Transactions, discussing the assignment of certain sales contracts from our related party Holthausen. The Company had not recognized any revenue for the period from
January 21, 2020 (inception) through December 31, 2020.
In accordance with ASC 606, we are required to evaluate customers’ ability and intent to pay substantially all of the consideration to which the Company is entitled in exchange for the vehicles transferred to the customer, i.e., collectability of contracts with customers. Certain of our customers in China are special purpose entities established in response to China’s national hydrogen fuel cell vehicle pilot program. While in

the Company’s estimation these customers have strong business plans and management teams, in consideration of these customers’ limited operating history and extended payment terms in their contracts, the Company determined the collectability criterion is not met with respect to contract existence under ASC 606, and therefore, an alternative model of revenue recognition has been applied to this arrangement. The

$3.8
million of revenue recognized under these arrangements is equal to the consideration received as of December 31, 2021, as such amounts are non-refundable, and the Company has transferred control of the vehicles delivered to the customer. As of December 31, 2021, the Company is entitled to
$13.6
million in future payments for vehicles delivered in 2021. The Company will continue to monitor these customers and evaluate the collectability criterion as of each reporting period.
The total cost of FCEVs delivered to these customers in China were recorded within Cost of revenue in the Consolidated Statements of Operations and Comprehensive Loss since the Company no longer has the control of these FCEVs.
Customer Concentration
We have established relationships with a number of customers, many of whom could unilaterally terminate their relationship with us or materially reduce the amount of business they conduct with us at any time. Market competition, customer requirements, customer financial condition and customer consolidation through mergers or acquisitions also could adversely affect our ability to continue or expand these relationships. There is no guarantee that we will be able to retain or renew existing agreements, maintain relationships with any of our customers on acceptable terms or at all or collect amounts owed to us from insolvent customers. The loss of one or more of our major customers could adversely affect our business, financial condition and results of operations.
For the year ended December 31, 2021, the Company’s top two customers made up 60.6% and 22.5%
of revenue, respectively. As of December 31, 2021, three customers made up 39.4%, 19.6%, and 13.0% of accounts receivable, respectively.
Contract Balances
Contract liabilities relate to the advance consideration invoiced or received from customers for products and services prior to satisfying a performance obligation or in excess of amounts allocated to a previously satisfied performance obligation. These amounts are included within Contract liabilities in the Consolidated Balance Sheets.
Significant changes in the contract liabilities balances are as follows (in thousands):

	Year Ended December 31, 2021	For the period January 21, 2020 (Inception) – December 31, 2020

Contract liabilities - beginning of period	$2,608	—
Increases net of amounts recognized as revenue during the period	8,622	2,608
Revenue recognized, included in the contract liability balance in the beginning of the period	—	—

Contract liabilities - end of period	$11,230	$2,608

Remaining Performance Obligations
The transaction price associated with remaining performance obligations related to binding orders for commercial vehicles and other contracts with customers was $22.4 million and $10.0 million as of December 31, 2021 and December 31, 2020, respectively. The Company expects to recognize substantially all its remaining performance obligations as revenue over the next 12 months.